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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Endurance Wealth Management, Inc.

Address:  101 Dyer Street. 4th Floor

          Providence, RI 02903

Form 13F File Number: 28- ________________________

The institutional investment manager filing this report and the 'person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas E. Gardner

Title:  Chief Financial Officer

Phone:  401-854-0993

Signature, Place, and Date of Signing:

    Thomas E. Gardner           Providence, RI              10/24/2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number  Name:

  28- 6868              John Michael Costello
  28-                   Peter J. Corsi, Jr.
  28-                   Kenneth W. Thomae
  28-                   Donald J. Clarke

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 4

Form 13F Information Table Entry Total:          125

Form 13F Information Table Value Total:  $   310,291
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.  Form 13F File Number    Name

       28-____ 6868________ John Michael Costello
       28-                  Peter J. Corsi, Jr.
       28-                  Kenneth W. Thomae
       28-                  Donald J. Clarke

Endurance Wealth Management, Inc.
FORM 13F

       30-Sep-12

                                                                                             Voting Authority
                                                                                            -------------------
                              Title of            Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers Sole  Shared  None
--------------                -------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M Co.                          COM    88579y101    332     3600  SH        Sole                           3600
AT & T Corp                     COM    00206R102   2611    69277  SH        Sole                          69277
Adobe Systems Inc.              COM    00724F101    282     8709  SH        Sole                           8709
Akamai Technologies, Inc.       COM    00971T101   7511   196335  SH        Sole                         196335
Ambase Corp                     COM    023164106    134    50000  SH        Sole                          50000
Amer Intl Group Inc             COM    026874784    378    11543  SH        Sole                          11543
American Express Co             COM    025816109    421     7405  SH        Sole                           7405
Anadarko Petroleum Corp         COM    032511107   2903    41533  SH        Sole                          41533
Apple Inc.                      COM    037833100   7012    10512  SH        Sole        1      10         10502
Automatic Data Processing       COM    053015103    294     5020  SH        Sole                           5020
Avon Products                   COM    054303102   3625   227273  SH        Sole                         227273
Baidu Inc.                      COM    056752108    419     3590  SH        Sole                           3590
Bank Of America Corp            COM    060505104   6847   775430  SH        Sole    1,2,4   36900        738530
Bank of Ireland ADR             COM    46267Q202     55    10000  SH        Sole        1   10000             0
Bed Bath & Beyond               COM    075896100    410     6520  SH        Sole                           6520
Berkshire Hathaway Inc. Cl B    COM    084670702    308     3494  SH        Sole                           3494
Big Lots Inc.                   COM    089302103   3555   120211  SH        Sole                         120211
Brookline Bancorp Inc.          COM    11373M107    252    28617  SH        Sole                          28617
CGX Energy Inc.                 COM    125405100      2    10000  SH        Sole                          10000
CVS/Caremark Corp.              COM    126650100   3518    72668  SH        Sole                          72668
Capital Propy Inc - A Shares    COM    140430109     96    11388  SH        Sole                          11388
Caterpillar Inc                 COM    149123101   1081    12566  SH        Sole                          12566
CenturyLink Inc.                COM    156700106   6276   155350  SH        Sole        1    1000        154350
Chevron Corporation             COM    166764100   1121     9623  SH        Sole                           9623
China Construction Bank         COM    Y1397N101      6    10000  SH        Sole                          10000
Church & Dwight Co, Inc.        COM    171340102   2921    54109  SH        Sole                          54109
Cisco Sys Inc                   COM    17275R102    340    17856  SH        Sole                          17856
Citigroup Inc                   COM    172967424   4231   129323  SH        Sole        2    2000        127323
Coca Cola Co                    COM    191216100    633    16695  SH        Sole                          16695
Colgate-Palmolive Co            COM    194162103   2645    24676  SH        Sole                          24676
Comcast Corp Cl A               COM    20030N101   8074   225896  SH        Sole                         225896
Consolidated Edison N Y         COM    209115104    356     5950  SH        Sole                           5950
Cummins Inc.                    COM    231021106   3149    34161  SH        Sole                          34161
Danaher Corp.                   COM    235851102   4033    73129  SH        Sole                          73129
Deere & Co                      COM    244199105   2678    32474  SH        Sole                          32474
Denbury Resources, Inc.         COM    247916208    652    40379  SH        Sole                          40379
Devon Energy Corporation        COM    25179m103   2203    36429  SH        Sole                          36429

Dover Corp                      COM 260003108   475   8000 SH    Sole               8000
Dryships                        COM Y2109Q101    78  33400 SH    Sole              33400
Duke Energy Corporation         COM 26441C204  1481  22863 SH    Sole              22863
E M C Corp Mass                 COM 268648102  1442  52895 SH    Sole              52895
Emerson Electric Co             COM 291011104   292   6068 SH    Sole               6068
Exxon Mobil                     COM 30231g102  7925  86667 SH    Sole              86667
Financial Select Sector Spdr    COM 81369Y605   399  25649 SH    Sole              25649
Ford Motor                      COM 345370860   484  49150 SH    Sole              49150
General Electric Co             COM 369604103  9073 399532 SH    Sole 1,4  3300   396232
Gilead Sciences Inc.            COM 375558103   321   4850 SH    Sole               4850
Goldman Sachs Group Inc.        COM 38141G104   743   6542 SH    Sole               6542
Google Inc.                     COM 38259P508   328    436 SH    Sole                436
Graco Inc.                      COM 384109104   230   4575 SH    Sole               4575
H & R Block                     COM 093671105  6947 400903 SH    Sole             400903
Hasbro Inc                      COM 418056107  1921  50348 SH    Sole              50348
Home Depot Inc                  COM 437076102  6577 108953 SH    Sole             108953
Huntington Bancshares           COM 446150104  2815 408278 SH    Sole   1 13000   395278
IShares Tr MSCI Emerging Marke  COM 464287234  7489 181224 SH    Sole   1   650   180574
Independent Bank Corp Ma        COM 453836108  4981 165560 SH    Sole             165560
Ingersoll Rand                  COM G47791101  1964  43840 SH    Sole              43840
Intel Corp                      COM 458140100  1148  50683 SH    Sole              50683
Intl Business Mach              COM 459200101  1107   5339 SH    Sole               5339
Intuitive Surgical Inc.         COM 46120E602   426    860 SH    Sole                860
J P Morgan Chase & Co           COM 46625H100  5888 145462 SH    Sole             145462
Jacobs Engr Group Inc           COM 469814107  3321  82161 SH    Sole   1   500    81661
Johnson & Johnson               COM 478160104  3622  52569 SH    Sole              52569
Kimberly Clark Corp             COM 494368103   925  10791 SH    Sole              10791
Kinder Morgan Inc.              COM 49455P101 25915 729611 SH    Sole             729611
Merck & Co Inc                  COM 58933Y105   441   9785 SH    Sole               9785
Mettler-Toledo Int'l            COM 592688105  5943  34812 SH    Sole              34812
Microsoft Corp                  COM 594918104  1549  52071 SH    Sole              52071
Monsanto Company                COM 61166W101   405   4450 SH    Sole               4450
Nextera Energy Inc.             COM 65339F101  5175  73593 SH    Sole              73593
Nuance Communications           COM 67020Y100  2384  95799 SH    Sole              95799
Occidental Petroleum Corp       COM 674599105  2964  34446 SH    Sole              34446
Oracle Corporation              COM 68389X105  6927 220203 SH    Sole             220203
PPG Industries                  COM 693506107   541   4717 SH    Sole               4717
Pepsico Inc                     COM 713448108  4343  61370 SH    Sole              61370
Pfizer Inc                      COM 717081103  6327 254646 SH    Sole             254646
Philip Morris Int'l             COM 718172109   237   2640 SH    Sole               2640
Powershares QQQ Trust           COM 73935A104   997  14551 SH    Sole   1  1500    13051
Procter & Gamble Co             COM 742718109  2329  33583 SH    Sole              33583
Qualcomm Inc                    COM 747525103 29185 467188 SH    Sole   1  8252   458936
Royal Dutch Shell               COM 780259206   921  13272 SH    Sole              13272
S&P Depository Receipts Spdr    COM 78462F103   409   2842 SH    Sole   1   432     2410
SanDisk Corporation             COM 80004C101   693  15971 SH    Sole              15971
Schlumberger Limited            COM 806857108  3642  50360 SH    Sole              50360

Sprott Resource Corp            COM 85207D103       40   10000 SH      Sole               10000
Stag Industrial Inc.            COM 85254J102     1658  101971 SH      Sole              101971
State Street Corp               COM 857477103      697   16628 SH      Sole               16628
Superior Energy                 COM 868157108      205    9991 SH      Sole                9991
TJX Companies, Inc.             COM 872540109     2458   54899 SH      Sole               54899
Thermo Fisher Scientific Inc.   COM 883556102     3953   67208 SH      Sole               67208
Toll Brothers Inc.              COM 889478103     1014   30525 SH      Sole               30525
Universal Health Rlty Income T  COM 91359E105      495   10775 SH      Sole               10775
Verizon Communications          COM 92343V104     1519   33341 SH      Sole               33341
Walgreen Company                COM 931422109      852   23400 SH      Sole               23400
Wash Tr Bancorp Inc             COM 940610108     1559   59357 SH      Sole               59357
Wells Fargo & Co New            COM 949746101     2173   62947 SH      Sole               62947
Weyerhauser                     COM 962166104     3535  135268 SH      Sole              135268
Barclay's I Path S&P500             06740CF261       3     375 SH      Sole 4     375         0
iShares MSCI EAFE Index         COM 464287465     5128   96757 SH      Sole               96757
iShares MSCI Pacific ex-Japan   COM 464286665      717   16092 SH      Sole               16092
AllianceBernstein                   01881G106      289   18775 SH      Sole               18775
EQT Midstream Partners              26885B100      825   28650 SH      Sole               28650
Enbridge Energy Partnershp LP       29250R106     1203   40880 SH      Sole               40880
Enterprise Products Pptns LP        293792107      469    8750 SH      Sole                8750
Kinder Morgan Energypartners L      494550106    10851  131533 SH      Sole 1     635    130898
Kinder Morgan MGT                   49455U100       87    1179 SH      Sole 1    1179         0
Magellan Midstream Partners LP      559080106     2425   27735 SH      Sole               27735
Plains All Amer. Pipeline           726503105     5783   65570 SH      Sole               65570
American Century Mid Cap Value      025076654      653   50385 SH      Sole             50385.2
American New Perspective            648018109      270  8930.8 SH      Sole             8930.79
Artisan Mid Cap                     04314H303      282  7277.4 SH      Sole             7277.45
Fairholme Fund                      304871106      691   23028 SH      Sole 1    46.3   22981.8
Heartland Value Plus                422352500      430   14162 SH      Sole             14161.7
ProShares Ultra                     74347R883       10     100 SH      Sole 4     100         0
Oakmark Fund CL I                   413838103      564   11518 SH      Sole 1   28.22   11489.5
Spartan US Eqty Index               315911206      867   16914 SH      Sole             16913.8
SPDR Gold Trust                     78463V107        3      15 SH      Sole 4      15         0
Vanguard Growth Index               922908504      348  9350.7 SH      Sole             9350.69
Vanguard Index Tr 500               922908108      429  3233.7 SH      Sole             3233.74
Vanguard Index Value Fund           922908405      242   10574 SH      Sole             10574.2
Vanguard Small Cap Stk              922908702      207  5415.5 SH      Sole             5415.53
Vanguard Total Stock Market         922908306      365   10185 SH      Sole               10185
Wells Fargo Sm/Mid Cap Value        949915268      475   28411 SH      Sole             28411.2
Yacktman Fund                       561709478      231   12032 SH      Sole             12031.9
KMI Warrants                                      1193  342000 SH      Sole              342000
REPORT SUMMARY                                                     OTHER MANAGERS ON
                                                                   WHOSE BEHALF REPORT
                                125 DATA RECORDS 310291         0  IS FILED

1. J. Michael Costello
2. Kenneth W. Thomae
3. Peter J. Corsi, Jr.

4. Donald J. Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.